32 Effects of changes in accounting policies (Details) - GBP (£) £ in Thousands	Jan. 02, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Right-of-use asset	£ 395
Other receivables	1,716	£ 992	1,323	£ 3,242
Lease liabilities	(796)		£ (250)
Adjustments [Member]
Statement Line Items [Line Items]
Right-of-use asset	395
Lease receivable on sub-let property	152
Minimum operating lease commitment	577
Less: low value leases not recognised under IFRS16	(5)
Less: effect of discounting using incremental borrowing rate as at the date of initial application	(25)
Lease liabilities recognised at 1 January 2019	547
IFRS 16 [Member]
Statement Line Items [Line Items]
Right-of-use asset	395
Other receivables	152
Lease liabilities	£ (547)